Transamerica Mid Cap Value Opportunities Expense Example, No Redemption - Retail Class [Member] - Transamerica Mid Cap Value Opportunities	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 664
Expense Example, No Redemption, 3 Years	904
Expense Example, No Redemption, 5 Years	1,163
Expense Example, No Redemption, 10 Years	1,903
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	190
Expense Example, No Redemption, 3 Years	588
Expense Example, No Redemption, 5 Years	1,011
Expense Example, No Redemption, 10 Years	2,190
I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	271
Expense Example, No Redemption, 5 Years	471
Expense Example, No Redemption, 10 Years	1,049
I2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	930
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	$ 930